REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
REVENUE FROM CONTRACTS WITH CUSTOMERS.
Contract liabilities amount	$ 25.0	$ 20.8
Right of return assets	14.3	11.4
Refund liabilities	$ 35.5	$ 38.2